Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2025
Fair Value Measurements
Schedule of fair value, assets and liabilities measured on recurring basis.

Description	Level	September 30, 2025	December 31, 2024
Assets:		$—	$—
Liabilities:
Warrant liability	3	$123,579	$—

Schedule of changes in fair value of Level 3 financial assets and liabilities

Warrant liability
Fair value as of January 1, 2025	$—
Initial measurement at the Closing Date	83,556
Change in fair value	40,023
Fair value as of September 30, 2025	$123,579